Segment Information - Geographic Information of Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of geographical areas [Line Items]
Revenue	$ 23,011,381	$ 819,493	$ 20,337,881	$ 18,480,027
ROC [member]
Disclosure of geographical areas [Line Items]
Revenue	18,341,726		15,875,027	14,751,766
Japan [member]
Disclosure of geographical areas [Line Items]
Revenue	1,291,026		1,905,032	1,825,479
Singapore [member]
Disclosure of geographical areas [Line Items]
Revenue	1,838,394		1,333,114	1,143,661
People's Republic of China ("PRC") [member]
Disclosure of geographical areas [Line Items]
Revenue	1,105,535		789,496	163,831
Others [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 434,700		$ 435,212	$ 595,290